UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street, Omaha,   NE 68137

(Address of principal executive offices)(Zip code)

James Ash

         Gemini Fund Services, LLC, 450 Wireless Boulevard, Hauppauge, NY 11788

         (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

9/30

Date of reporting period: 6/30/12

Item 1.  Schedule of Investments.

	13D Activist Fund
	PORTFOLIO OF INVESTMENTS
	June 30, 2012 (Unaudited)
Shares			Value

	COMMON STOCK - 96.9%
	AEROSPACE/DEFENSE - 4.5%
1,405	Esterline Technologies Corp. *		$ 87,602
1,596	Rockwell Collins, Inc.		78,763
			166,365
	AUTO MANUFACTURERS - 3.7%
2,024	Navistar International Corp. *		57,421
3,832	Oshkosh Corp. *		80,280
			137,701
	BEVERAGES - 3.8%
2,251	Beam, Inc.		140,665

	BIOTECHNOLOGY - 3.3%
4,351	Amylin Pharmaceuticals, Inc. *		122,829

	COMMERCIAL SERVICES - 4.9%
3,239	Corrections Corporation of America		95,389
2,419	Moody's Corp.		88,414
			183,803
	COMPUTERS - 7.3%
17,808	Brocade Communications Systems, Inc. *		87,793
1,980	CACI International, Inc. - Cl. A *		108,940
4,973	Mentor Graphics Corp. *		74,595
			271,328
	FOOD - 6.3%
2,113	Alexander & Baldwin Holdings, Inc.		112,517
2,202	Hain Celestial Group, Inc. *		121,198
			233,715
	HEALTHCARE-PRODUCTS - 3.7%
1,300	CR Bard, Inc.		139,672

	INSURANCE - 2.8%
5,474	Fidelity National Financial, Inc.		105,429

	INTERNET - 4.6%
3,931	WebMD Health Corp. - Cl. A *		80,625
5,787	Yahoo!, Inc. *		91,608
			172,233
	MACHINERY-DIVERSIFIED - 2.7%
870	Flowserve Corp.		99,833

	13D Activist Fund
	PORTFOLIO OF INVESTMENTS
	June 30, 2012 (Unaudited) (Continued)
Shares			Value

	OIL & GAS - 2.9%
5,782	Chesapeake Energy Corp.		$ 107,545

	PHARMACEUTICALS - 7.5%
2,212	Forest Laboratories, Inc. *		77,398
3,177	Par Pharmaceutical Cos, Inc. *		114,817
1,935	Valeant Pharmaceuticals International, Inc. *		86,669
			278,884
	REAL ESTATE - 5.8%
5,227	CBRE Group, Inc. - Cl. A *		85,514
2,106	Howard Hughes Corp. *		129,814
			215,328
	REITS - 2.9%
5,935	General Growth Properties, Inc.		107,364

	RETAIL - 14.1%
2,054	Cracker Barrel Old Country Store, Inc.		128,991
2,012	Family Dollar Stores, Inc.		133,758
5,073	Jack in the Box, Inc. *		141,435
2,167	JC Penney Co., Inc.		50,513
4,022	Regis Corp.		72,235
			526,932
	SEMICONDUCTORS - 3.6%
12,981	Integrated Device Technology, Inc. *		72,953
9,827	PMC - Sierra, Inc. *		60,338
			133,291
	SOFTWARE - 7.4%
3,065	Adobe Systems, Inc. *		99,214
1,699	BMC Software, Inc. *		72,513
3,021	Progress Software Corp. *		63,048
4,457	Take-Two Interactive Software, Inc. *		42,163
			276,938
	TELECOMMUNICATIONS - 2.6%
1,997	Motorola Solutions, Inc.		96,076

	13D Activist Fund
	PORTFOLIO OF INVESTMENTS
	June 30, 2012 (Unaudited) (Continued)
Shares			Value

	TRANSPORTATION - 2.5%
1,248	Canadian Pacific Railway Ltd.		$ 91,428

	TOTAL COMMON STOCK (Cost - $3,517,494)		3,607,359

	TOTAL INVESTMENTS - 96.9% (Cost - $3,517,494) (a)		$ 3,607,359
	OTHER ASSETS LESS LIABILITIES - 3.1%		114,186
	NET ASSETS - 100.0%		$ 3,721,545

* Non-income producing security.

(a) Represents cost for financial reporting purposes and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation:	$ 302,015
	Unrealized Depreciation:	(212,150)
	Net Unrealized Appreciation:	$ 89,865

13D Activist Fund
PORTFOLIO OF INVESTMENTS
June 30, 2012 (Unaudited) (Continued)

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation – Equity and fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities.  Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price.  Fixed income securities are valued each day by an independent pricing service which utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.

When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Board of Directors.  The Board has adopted guidelines for good faith pricing, and has delegated to the Adviser the responsibility for determining fair value prices, subject to review by the Board of Directors.

Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued using amortized cost method of valuation, which the Board has determined will represent fair value.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following table summarizes the inputs used as of June 30, 2012 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 3,607,359	$ -	$ -	$ 3,607,359
Total	$ 3,607,359	$ -	$ -	$ 3,607,359

The Fund did not hold any level 3 securities.
There were no transfers between Level 1 and Level 2 during the current period presented.
It is the Fund's policy to record transfers into or out of Level 1 and 2 at the end of the reporting period.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

*/s/ Andrew Rogers

       Andrew Rogers, President

Date

8/22/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Andrew Rogers

        Andrew Rogers, President

Date

8/22/12

By (Signature and Title)

*/s/ Kevin Wolf

       Kevin Wolf, Treasurer

Date

8/22/12